Earnings Per Common Share - Summary of Computation of Earnings Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net income (loss)	$ 512,599	$ 359,188	$ (41,455)
Weighted average number of common shares used to compute basic net income per common share (in shares)	227,983	228,427	226,777
Dilutive effect of stock options and restrictive stock units (in shares)	3,403	3,350	0
Dilutive effect of outstanding warrant (in shares)	648	2,437	0
Weighted average number of common shares used to compute diluted net income per common share (in shares)	232,034	234,214	226,777
Basic earnings (loss) per common share (in USD per share)	$ 2.25	$ 1.57	$ (0.18)
Diluted earnings (loss) per common share (in USD per share)	$ 2.21	$ 1.53	$ (0.18)
Stock Options and Awards
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Outstanding securities having no dilutive effect, not included in above calculation (in shares)	8	11	107
Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Outstanding securities having no dilutive effect, not included in above calculation (in shares)	19,912	26,438	32,938